Investments and Derivative Instruments (Sales of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	$ 23,555	$ 19,861	$ 27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity Securities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	133	147	171
Gross gains	15	50	12
Gross losses	$ (5)	$ 0	$ (4)